Other Non-current Liabilities	12 Months Ended
Dec. 31, 2025
Other Non-current Liabilities
Other Non-current Liabilities

16. Other Non-current Liabilities

Other non-current liabilities consisted of the following:

	December 31,
	2025	2024

	(in US$’000)
Provision for profit guarantee (Note 22)	79,957	—
Others	9,350	4,219
	89,307	4,219